Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Property, Plant and Equipment

Year Ended December 31, 2021	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030
Additions	1,561	18,556	5,305	645	1,880	241,843	269,790
Transfers	13,736	160,810	38,649	—	2,369	(215,564)	—
Disposals or write offs	(5,101)	(75,411)	(12,010)	(1,588)	(1,675)	(22,175)	(117,960)
Currency translation differences	(286)	(7,255)	(345)	(11)	(313)	(704)	(8,914)

At end of the year	258,858	2,452,625	778,003	21,903	47,275	232,282	3,790,946

Accumulated depreciation and impairment
At beginning of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)
Charge for the year and others	(11,057)	(138,251)	(33,404)	(992)	(2,485)	—	(186,189)
Impairment charge	(516)	(19,463)	(2,723)	—	(121)	(3,648)	(26,471)
Disposals or write offs or transfers	1,952	58,312	7,429	1,421	997	396	70,507
Currency translation differences	103	5,602	158	11	401	167	6,442

At end of the year	(120,417)	(1,635,837)	(516,649)	(16,991)	(33,145)	(8,611)	(2,331,650)

Net book value
At end of the year	138,441	816,788	261,354	4,912	14,130	223,671	1,459,296

Year Ended December 31, 2020	Buildings	Oil and Gas Properties	Equipment and Machinery	Motor Vehicles	Other	Construction in Progress	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Cost
At beginning of the year	252,174	2,261,203	1,153,616	27,148	36,155	255,302	3,985,598
Additions	3,620	1,044	8,425	1,419	776	188,591	203,875
Transfers	16,827	152,389	23,618	—	12,169	(205,003)	—
Disposals or write offs	(22,910)	(39,497)	(438,169)	(5,661)	(3,340)	(8,934)	(518,511)
Currency translation differences	(763)	(19,214)	(1,086)	(49)	(746)	(1,074)	(22,932)

At end of the year	248,948	2,355,925	746,404	22,857	45,014	228,882	3,648,030

Accumulated depreciation and impairment
At beginning of the year	(107,943)	(1,429,389)	(615,770)	(19,947)	(23,092)	(6,233)	(2,202,374)
Charge for the year and others	(11,005)	(136,433)	(45,912)	(1,260)	(10,573)	—	(205,183)
Impairment charge	(214)	(13,908)	(113)	—	(837)	(295)	(15,367)
Disposals or write offs or transfers	7,948	24,234	173,196	3,739	2,031	1,012	212,160
Currency translation differences	315	13,459	490	37	534	(10)	14,825

At end of the year	(110,899)	(1,542,037)	(488,109)	(17,431)	(31,937)	(5,526)	(2,195,939)

Net book value
At end of the year	138,049	813,888	258,295	5,426	13,077	223,356	1,452,091

Changes to Exploratory Well Costs
The following table indicates the changes to the Group’s exploratory well costs, which are included in construction in progress, for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
	RMB	RMB	RMB
At beginning of the year	38,807	36,101	26,905
Additions to capitalized exploratory well costs pending the determination of proved reserves	30,338	30,104	35,098
Reclassified to wells, facilities, and equipment based on the determination of proved reserves	(27,201)	(18,464)	(17,002)
Capitalized exploratory well costs charged to expense	(12,557)	(8,934)	(8,900)

At end of the year	29,387	38,807	36,101

Aging of Capitalized Exploratory Well Costs
The following table provides an aging of capitalized exploratory well costs based on the date the drilling was completed.

	December 31, 2021	December 31, 2020
	RMB	RMB
One year or less	19,354	23,428
Over one year	10,033	15,379

Balance at December 31	29,387	38,807